ALPS VARIABLE INVESTMENT TRUST

(the “Trust”)

Morningstar Conservative ETF Asset Allocation Portfolio: Class I (N/A) and Class II (CETFX)

Morningstar Income and Growth ETF Asset Allocation Portfolio: Class I (N/A) and Class II (IETFX)

Morningstar Balanced ETF Asset Allocation Portfolio: Class I (N/A) and Class II (BETFX)

Morningstar Growth ETF Asset Allocation Portfolio: Class I (N/A) and Class II (GETFX)

Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class I (N/A) and Class II (AGTFX)

ALPS | Alerian Energy Infrastructure Portfolio: Class I (N/A) and Class III (ALEFX)

ALPS Global Opportunity Portfolio: Class I (N/A) and Class III (AVPEX)

Supplement dated December 11, 2023

to the Statement of Additional Information (“SAI”)

dated April 28, 2023, as supplemented from time to time

Effective immediately, the information for Robert D. McClure in the “Officers” table under the “Management of the Trust” section of the SAI is hereby deleted in its entirety.

Additionally, the “Interested Trustees” table under the “Management of the Trust” section of the SAI of the Trust is hereby deleted and replaced in its entirety with the following:

INTERESTED TRUSTEES

Name, Address*, and Year of Birth	Position with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During last 5 years***	Number of Portfolios in Portfolio Complex Overseen by Trustee****	Other Trusteeships Held By Trustee
Robert D. McClure (1969)	President and Interested Trustee	President Since September 2023 and Interested Trustee since December 2023	Director of Research SS&C ALPS Advisers, Inc. since 2020.	7	None

*	All communications to Trustees may be directed to ALPS Variable Investment Trust c/o 1290 Broadway, Suite 1000, Denver, CO 80203.
**	This is the period for which the Trustee began serving the Trust. Each Trustee serves an indefinite term, until such Trustee’s successor is elected and appointed, or such Trustee resigns or is deceased.
***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.
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The Portfolio Complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc., Morningstar Investment Management LLC, or any affiliate of the foregoing, provides investment advisory services.

(1)	Mr. McClure is deemed an “Interested Trustee” by virtue of his current relationship with ALPS Advisors, Inc.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE